Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000108407
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class A
Trading Symbol	CPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
AssetsNet	$ 129,153,873
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 576,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$129,153,873 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$576,606 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000108408
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class C
Trading Symbol	CPECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%
AssetsNet	$ 129,153,873
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 576,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$129,153,873 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$576,606 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142551
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class I
Trading Symbol	CPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 129,153,873
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 576,606
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$129,153,873 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$576,606 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142728
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	MLXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.68%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.68%
AssetsNet	$ 365,180,269
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,029,690
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$365,180,269 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$2,029,690 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142729
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	MLXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	2.44%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.44%
AssetsNet	$ 365,180,269
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,029,690
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$365,180,269 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$2,029,690 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142730
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class I
Trading Symbol	MLXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.43%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.43%
AssetsNet	$ 365,180,269
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,029,690
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$365,180,269 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$2,029,690 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102754
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class A
Trading Symbol	INSAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.54%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
AssetsNet	$ 16,128,141
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 28,063
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000102755
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class C
Trading Symbol	INSCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.30%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.30%
AssetsNet	$ 16,128,141
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 28,063
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000142548
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class I
Trading Symbol	INSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
AssetsNet	$ 16,128,141
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 28,063
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000111981
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class A
Trading Symbol	CLTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 24,685,292
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 90,379
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000111982
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class C
Trading Symbol	CLTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.35%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%
AssetsNet	$ 24,685,292
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 90,379
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142553
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class I
Trading Symbol	CLTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
AssetsNet	$ 24,685,292
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 90,379
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102760
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class A
Trading Symbol	CAXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 73,740,245
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 237,873
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102761
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class C
Trading Symbol	CAXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.97%
AssetsNet	$ 73,740,245
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 237,873
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142550
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class I
Trading Symbol	CAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 73,740,245
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 237,873
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.